INCOME AND EXPENSES ITEMS - Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – right of use assets	$ 1,139	$ 765
Depreciation – investment properties	8	25
Depreciation, amortization and lease expense	7,027	6,128	$ 6,227
Included in cost of sales:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	4,336	3,874	4,077
Depreciation – right of use assets	130	125	133
Amortization – intangible assets	17	25	26
Lease expenses	29	26	1
Included in selling expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	171	138	133
Depreciation – right of use assets	265	163	197
Amortization – intangible assets	1	0	0
Lease expenses	8	1	1
Included in general and administrative expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	555	698	580
Depreciation – right of use assets	716	466	456
Amortization – intangible assets	39	40	28
Depreciation – investment properties	8	25	168
Lease expenses	65	15	14
Included in research and development expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	653	521	409
Depreciation – right of use assets	28	11	4
Amortization – intangible assets	1	0	0
Lease expenses	$ 5	$ 0	$ 0